Income Taxes - Effective Tax Reconciliation (Details) - Southport Acquisition Corp	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the federal income tax rate to the effective tax rate
Statutory federal income tax rate			21.00%		21.00%	21.00%
State taxes, net of federal tax benefit					2.62%	(4.74%)
Change in fair value of warrant liabilities					(17.20%)	0.28%
Change in valuation allowance					(9.50%)	16.05%
Income tax provision	(0.02%)	(10.85%)	(5.65%)	(88.30%)	(3.08%)	32.59%